Goodwill and Intangible Assets - Summary of Information about Significant Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Tosymra (Trademark) [member]
Disclosure of intangible assets material to entity [line items]
Significant intangible assets, carrying amount		¥ 6,687
Zembrace (Registered) [member]
Disclosure of intangible assets material to entity [line items]
Significant intangible assets, carrying amount		4,988
Marketed Products [member] | Zomig (Registered) [member]
Disclosure of intangible assets material to entity [line items]
Significant intangible assets, carrying amount	¥ 1,314	1,842
Significant intangible assets, remaining amortization period	3 years
Marketed Products [member] | Tosymra (Trademark) [member]
Disclosure of intangible assets material to entity [line items]
Significant intangible assets, carrying amount	¥ 327	6,687
Significant intangible assets, remaining amortization period	8 years
Marketed Products [member] | Zembrace (Registered) [member]
Disclosure of intangible assets material to entity [line items]
Significant intangible assets, carrying amount	¥ 4,531	¥ 4,988
Significant intangible assets, remaining amortization period	8 years